Earnings per share	12 Months Ended
Oct. 31, 2018
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Earnings per share

Note 20	Earnings per share

$ millions, except per share amounts, for the year ended October 31	2018	2017	2016
Basic EPS
Net income attributable to equity shareholders	$5,267	$4,699	$4,275
Less: preferred share dividends and premiums	89	52	38
Net income attributable to common shareholders	5,178	4,647	4,237
Weighted-average common shares outstanding (thousands)	443,082	412,636	395,389
Basic EPS	$11.69	$11.26	$10.72
Diluted EPS
Net income attributable to common shareholders	$5,178	$4,647	$4,237
Weighted-average common shares outstanding (thousands)	443,082	412,636	395,389
Add: stock options potentially exercisable (1) (thousands)	1,111	827	530
Add: restricted shares and equity-settled consideration (thousands)	434	100	–
Weighted-average diluted common shares outstanding (thousands)	444,627	413,563	395,919
Diluted EPS	$11.65	$11.24	$10.70

(1)

Excludes average options outstanding of 688,123 with a weighted-average exercise price of $120.02 (2017: 729,807 with a weighted-average exercise price of $111.69; 2016: 1,304,880 with a weighted-average exercise price of $99.80), as the options’ exercise prices were greater than the average market price of common shares.